24. Financial Risk Management - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2019 £ / € $ / € Kč / €	Dec. 31, 2018 £ / € $ / € Kč / €	Dec. 31, 2017 $ / € Kč / €
CZK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | Kč / €	0.03896	0.03899	0.03799
Spot rate | Kč / €	0.03936	0.03887	0.03916
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | $ / €	0.89326	0.84674	0.88519
Spot rate | $ / €	0.89015	0.87336	0.83382
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average rate | £ / €	1.1393	1.13031
Spot rate | £ / €	1.1754	1.11791